7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

July 31, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:         Voya Mutual Funds

(the “Registrant”)

(File Nos. 33-56094; 811-7428)

Ladies and Gentlemen:

On behalf of Voya Mutual Funds and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated July 17, 2015, to Voya Multi-Manager Emerging Markets Equity Fund’s Prospectus dated February 27, 2015.

The purpose of the filing is to submit the 497(e) filing dated July 17, 2015 in XBRL for Voya Multi-Manager Emerging Markets Equity Fund.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli
Vice President and Senior Counsel
Voya Investment Management – Voya Family of Funds